NOTES PAYABLE (Details 2)	Jun. 27, 2020 USD ($)
INTANGIBLE ASSETS
June 26, 2021	$ 16,188,668
June 25, 2022	77,675,000
June 24, 2023	0
June 29, 2024	0
June 28, 2025	0
June 27, 2026 and Thereafter	85,916,225
Total Notes Payable	$ 179,779,893